STOCK BENEFIT PLANS (Tables)	12 Months Ended
Jun. 30, 2015
STOCK BENEFIT PLANS [Abstract]
Schedule of Information Related to Outstanding Options

	Officers' and		Weighted-
	Employees'	Directors'	Average
	Stock	Stock	Exercise
	Options	Options	Price

Outstanding, June 30, 2012	87,019	37,500	$16.20

Granted	-	-
Exercised	-	-
Forfeited	10,000	-

Outstanding, June 30, 2013	77,019	37,500	$16.20

Granted	-	-
Exercised	-	-
Forfeited	-	-

Outstanding, June 30, 2014	77,019	37,500	$16.20

Granted	-	-
Exercised	-	-
Forfeited	-	-

Outstanding, June 30, 2015	77,019	37,500	$16.20

Exercisable at year-end	77,019	37,500

Available for future grant	36,981	500

Schedule of ESOP Shares
	2015	2014
Allocated shares	254,482	278,330
Unallocated shares	131,110	61,642
Total ESOP shares	385,592	339,972

Fair value of ESOP shares	$4,530,706	$3,698,895